UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-22815

Excelsior Private Markets Fund III (TE), LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Excelsior Private Markets Fund III (TE), LLC

c/o Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104
(Name and address of agent for service)

Registrant’s telephone number, including area code:               1-212-476-8800

Date of fiscal year end:     March 31

Date of reporting period:          December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Market Fund III (TE), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund III (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2016, was 42.79%. The Fund has included the Company’s schedule of investments as of December 31, 2016, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2017.

Excelsior Private Markets Fund III (Master), LLC

Schedule of Investments

December 31, 2016 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (53.89%)
Advent International GPE VIII-B, L.P.	Primary	09/2016	North America	$68,542
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	66,354
BVIP Fund VIII, L.P.	Primary	08/2014 - 12/2016	North America	3,874,752
Charlesbank Equity Fund VIII, LP	Primary	01/2015 - 12/2016	North America	8,210,000
Fenway Partners Capital Fund II, L.P.	Secondary	03/2014	North America	683,147
Green Equity Investors VII, L.P.	Primary	-	North America	-
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	757,543
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 10/2016	North America	2,927,262
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 12/2016	North America	5,215,360
Quad-C Partners V, L.P.	Secondary	03/2014	North America	7,845
Rhone Partners V L.P.	Primary	07/2015 - 10/2016	North America	563,619
				22,374,424
Special Situations (28.47%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 08/2016	North America	2,628,016
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 08/2016	North America	677,361
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 12/2016	North America	3,088,513
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 09/2016	North America	1,088,034
Questor Partners Fund II, L.P.	Secondary	03/2014 - 12/2015	North America	21,435
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 12/2016	North America	367,588
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 10/2015	North America	3,947,741
				11,818,688
Venture Capital (14.98%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 02/2016	North America	1,491,177
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 11/2016	North America	1,682,652
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 11/2016	North America	1,691,457
Meritech Capital Partners V L.P.	Primary	09/2014 - 08/2016	North America	1,353,578
				6,218,864

Total Investments in Portfolio Funds (cost $33,715,154) (97.34%)				40,411,976
Other Assets & Liabilities (Net) (2.66%)				1,106,364
Members' Equity - Net Assets (100.00%)				$41,518,340

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2016 aggregated $33,715,154. Total fair value of illiquid and restricted securities at December 31, 2016 was $40,411,976 or 97.34% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at December 31, 2016 for federal income tax purposes aggregated $30,532,196. The net unrealized appreciation for federal income tax purposes was estimated to be $9,879,780. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $10,385,884 and $506,104, respectively.
(E)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $40,411,976 are excluded from the fair value hierarchy as of December 31, 2016.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market".

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2016 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund III (TE), LLC

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
(Principal Executive Officer)

Date: March 1, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: March 1, 2017